Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets, net
Schedule of Intangible Assets net

	December 31,
	2021	2020

Trademark	$1,550	$1,550
Service Contract	2,786	2,786
Computer Software	42	42
Accumulated amortization	(2,883)	(2,702)
Impairment	(1,432)	(1,230)
Exchange difference	(2)	—
Intangible assets, net	$61	$446

Schedule of Amortization expenses related to intangible assets

	For the years ending December 31,
						2027 and
	2022	2023	2024	2025	2026	thereafter
	$	$	$	$	$	$
Amortization expenses	19	13	5	5	5	14